Redacted ID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
1429738193	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Purchase	Owner Occ	85	85	22.33
1429738192	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Mortgage Broker Agreement [2] State - Missing Initial Tax Authorization Notice [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	90	90	36.72
1429738196	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing KY Notification to New Homeowners				Purchase	Owner Occ	100	100	48.99
1429738195	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Borrower Information Document [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Notice of Choice of Agent or Insurer				Rate/Term Refi	Owner Occ	95	95	36.27
1429738190	3	1			3	[3] TIL Missing [2] State - Missing Pre-Application Dislcosure		NO		Cashout Refi	Investment Property	65	65	7.341